Income tax - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income (loss) before income taxes	$ (167,928)	$ (128,704)
Expected income tax expense (recovery)	(45,341)	(34,750)
Increase in income tax expense (recovery) resulting from: Permanent differences
Share of net loss related to joint ventures	34,091	283
Fair value adjustment on redeemable preferences shares	9,480	(1,365)
Share-based payments	483	310
Withholding taxes	292	(450)
Other	(46)	614
Loss associated with loss of control	0	47,312
Effect of differences in tax rate in foreign jurisdictions	8	(7,164)
Change in unrecognized tax assets	1,033	6,676
Withholding tax	0	1,079
Foreign exchange and other	0	(36)
Income tax expense	$ 0	$ 12,509